Non-Controlling Interest in Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2025
Disclosure of non controlling interest in consolidated subsidiaries [Abstract]
Non-Controlling Interest in Consolidated Subsidiaries	Non-Controlling Interest in Consolidated Subsidiaries
An analysis of Coca-Cola FEMSA’s non-controlling interest in its consolidated subsidiaries as of December 31, 2025, 2024 and 2023 is as follows:

	2025	2024	2023
Mexico	Ps. 5,746	Ps. 5,757	Ps. 5,459
Colombia	21	19	80
Brazil	2,060	1,337	1,141
Total	Ps. 7,827	Ps. 7,113	Ps. 6,680
Non-controlling interests in Mexico primarily represent the individual results of a Mexican holding company Kristine Overseas, S.A.P.I. de C.V. This entity also has non-controlling stakes in certain Brazilian subsidiaries.
The changes in Coca-Cola FEMSA’s non-controlling interest were as follows:

	2025	2024	2023
Balance at beginning of the period	Ps. 7,113	Ps. 6,680	Ps. 6,491
Net income of non-controlling interest	1,171	820	690
Exchange differences on translation of foreign operations	(15)	(392)	(365)
Valuation of the effective portion of derivative financial instruments, net of taxes	(44)	102	(46)
Dividends paid	(398)	(97)	(90)
Balance at end of the period	Ps. 7,827	Ps. 7,113	Ps. 6,680